Significant Accounting Policies - Future Amortization Expense of Deferred Charges (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Accounting Policies [Abstract]
2017	$ 1,208
2018	1,208
2019	947
2020	816
2021	272
Total unamortized debt issuance costs	$ 4,451